Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Tax-Managed Funds
Entity Central Index Key	0000923202
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000012143 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Tax-Managed Small-Cap Fund
Class Name	Institutional Shares
Trading Symbol	VTSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Tax-Managed Small-Cap Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[1]
Net Assets	$ 8,726,000,000
Holdings Count | Holding	603
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$8,726
Number of Portfolio Holdings	603
Portfolio Turnover Rate	10%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Communication Services	3.0%
Consumer Discretionary	13.2%
Consumer Staples	2.9%
Energy	3.9%
Financials	19.2%
Health Care	10.5%
Industrials	19.3%
Information Technology	13.0%
Materials	4.9%
Real Estate	7.6%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000012142 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Tax-Managed Small-Cap Fund
Class Name	Admiral™ Shares
Trading Symbol	VTMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Tax-Managed Small-Cap Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.09%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.09%	[2]
Net Assets	$ 8,726,000,000
Holdings Count | Holding	603
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$8,726
Number of Portfolio Holdings	603
Portfolio Turnover Rate	10%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Communication Services	3.0%
Consumer Discretionary	13.2%
Consumer Staples	2.9%
Energy	3.9%
Financials	19.2%
Health Care	10.5%
Industrials	19.3%
Information Technology	13.0%
Materials	4.9%
Real Estate	7.6%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000012136 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Tax-Managed Capital Appreciation Fund
Class Name	Institutional Shares
Trading Symbol	VTCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Tax-Managed Capital Appreciation Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.06%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[3]
Net Assets	$ 24,646,000,000
Holdings Count | Holding	882
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$24,646
Number of Portfolio Holdings	882
Portfolio Turnover Rate	3%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	1.4%
Consumer Discretionary	15.4%
Consumer Staples	4.1%
Energy	3.1%
Financials	11.4%
Health Care	8.7%
Industrials	12.5%
Real Estate	2.2%
Technology	36.7%
Telecommunications	2.0%
Utilities	2.5%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000012135 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Tax-Managed Capital Appreciation Fund
Class Name	Admiral™ Shares
Trading Symbol	VTCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Tax-Managed Capital Appreciation Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[4]
Net Assets	$ 24,646,000,000
Holdings Count | Holding	882
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$24,646
Number of Portfolio Holdings	882
Portfolio Turnover Rate	3%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	1.4%
Consumer Discretionary	15.4%
Consumer Staples	4.1%
Energy	3.1%
Financials	11.4%
Health Care	8.7%
Industrials	12.5%
Real Estate	2.2%
Technology	36.7%
Telecommunications	2.0%
Utilities	2.5%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

C000012133 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Tax-Managed Balanced Fund
Class Name	Admiral™ Shares
Trading Symbol	VTMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Tax-Managed Balanced Fund (the "Fund") for the period of January 1, 2025, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.09%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.09%	[5]
Net Assets	$ 10,674,000,000
Holdings Count | Holding	4,355
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Fund Net Assets (in millions)	$10,674
Number of Portfolio Holdings	4,355
Portfolio Turnover Rate	10%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2025)
Basic Materials	0.7%
Consumer Discretionary	7.2%
Consumer Staples	1.8%
Energy	1.4%
Financials	5.3%
Health Care	4.2%
Industrials	6.2%
Other	0.1%
Real Estate	1.0%
Technology	17.6%
Telecommunications	0.9%
Utilities	1.2%
Tax-Exempt Municipal Bonds	53.2%
Other Assets and Liabilities—Net	(0.8%)
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.